Unsecured senior notes (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Carrying value		¥ 9,594,556,000	$ 1,470,430,000			¥ 6,912,492,000
Future principal payments for unsecured senior notes due
Due in 2021		0
Due in 2026		9,709,051,000
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $					$ 1,000,000,000		$ 1,000,000,000
Carrying value		12,854,438,000				6,912,492,000
Unamortized discount and debt issuance costs		117,063,000				63,708,000
Total principal amounts of unsecured senior notes		12,971,501,000				6,976,200,000
Debt discount	¥ 79,289,000			¥ 36,805,000
Debt issuance costs	¥ 35,727,000			¥ 44,681,000
Future principal payments for unsecured senior notes due
Due in 2021		3,262,450,000
Due in 2026		3,262,450,000
Due in 2030		4,534,805,000
Due in 2050		1,911,796,000
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $							$ 500,000,000
Interest rate (as a percent)	3.125%						3.125%
Carrying value		¥ 3,259,882,000				3,477,276,000
Effective interest rate (as a percent)		3.37%	3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $							$ 500,000,000
Interest rate (as a percent)	3.875%						3.875%
Carrying value		¥ 3,219,927,000				¥ 3,435,216,000
Effective interest rate (as a percent)		4.15%	4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $							$ 700,000,000
Interest rate (as a percent)	3.375%						3.375%
Carrying value		¥ 4,502,213,000
Effective interest rate (as a percent)		3.47%	3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $							$ 300,000,000
Interest rate (as a percent)	4.125%						4.125%
Carrying value		¥ 1,872,416,000
Effective interest rate (as a percent)		4.25%	4.25%
Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount		¥ 78,300,000	$ 12,000,000
Take as Extension		72,326,000	$ 10,224,000
Interest Expense [Member] | Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt Instrument Repurchased Gain		¥ 11,101,000